SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details)	Sep. 30, 2022 USD ($)
Subsequent Events [Abstract]
2022	$ 700,816
2023	1,221,000
Long-Term Debt	$ 1,921,816